Note 3 - Liquidity and Management Plans (Details Textual) - USD ($)		2 Months Ended	3 Months Ended		12 Months Ended
	Sep. 01, 2020	Jun. 30, 2020	Jun. 30, 2020	Oct. 31, 2019	Dec. 31, 2020	Dec. 31, 2019
Proceeds from Issuance of Common Stock, Net					$ 9,335,000
Proceeds from Issuance of Private Placement					$ 1,746,000	$ 3,160,000
Underwritten Public Offering [Member]
Stock Issued During Period, Shares, New Issues (in shares)	2,545,454
Proceeds from Issuance of Common Stock, Net	$ 9,300,000
Private Placement [Member]
Stock Issued During Period, Shares, New Issues (in shares)		437,000		909,209		909,209
Proceeds from Issuance of Private Placement		$ 1,700,000	$ 1,700,000	$ 3,200,000		$ 3,200,000